17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases
Years Ended March 31,	Total
2013	$80,928
2014	67,152
2015	52,261
2016	0
2017	-
Beyond	-
Total	$200,341

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511